Risk management (Details 9) $ in Millions	Dec. 31, 2022 USD ($)
Dollar Per Real [member] [Default Label]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	$ (27,881)
Dollar Per Real [member] [Default Label] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	62,120
Dollar Per Real [member] [Default Label] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(576)
Dollar Per Real [member] [Default Label] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(279)
Dollar Per Real [member] [Default Label] | Probable Scenario [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	623
Dollar Per Real [member] [Default Label] | Probable Scenario [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(6)
Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(5,575)
Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Twenty Five Percentage [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	12,424
Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Twenty Five Percentage [member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(115)
Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(11,153)
Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Fifty Percentage [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	24,848
Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Fifty Percentage [member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(231)
Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,155)
Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(36)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(231)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(462)
Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(30,553)
Pound Sterling Per Dollar [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,434)
Pound Sterling Per Dollar [Member] | Probable Scenario [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(33)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(287)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(574)
Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(24)
Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1)
Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(5)
Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(9)
Euro Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(59)
Euro Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(3)
Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(11)
Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(23)
Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(352)
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(6,109)
Currency risk [member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(12,221)
Derivatives Assets [member] | Dollar Per Real [member] [Default Label]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	7,448
Derivatives Assets [member] | Dollar Per Real [member] [Default Label] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	75
Derivatives Assets [member] | Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1,490
Derivatives Assets [member] | Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	2,979
Derivatives Assets [member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1,018
Derivatives Assets [member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	32
Derivatives Assets [member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	204
Derivatives Assets [member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	407
Derivatives Assets [member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1,445
Derivatives Assets [member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	33
Derivatives Assets [member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	289
Derivatives Assets [member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	578
Derivatives Assets [member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	2
Derivatives Assets [member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1
Derivatives Assets [member] | Euro Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	4
Derivatives Assets [member] | Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1
Derivatives Assets [member] | Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	2
Derivative Liabilities [Member] | Dollar Per Real [member] [Default Label]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(96,873)
Derivative Liabilities [Member] | Dollar Per Real [member] [Default Label] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(971)
Derivative Liabilities [Member] | Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(19,374)
Derivative Liabilities [Member] | Dollar Per Real [member] [Default Label] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(38,749)
Derivative Liabilities [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2,173)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(68)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(435)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(869)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2,879)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(66)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(576)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,152)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(26)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(5)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(10)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(3)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(12)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(25)
Euro Per Real [Member] | Dollar Per Real [member] [Default Label]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	$ (63)